SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($) segment	Jun. 30, 2022 CNY (¥) segment	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment Reporting Information [Line Items]
Number of reportable segments | segment				2	2
Net Revenues	$ 16,412	¥ 109,928	¥ 172,251	$ 30,463	¥ 204,043	¥ 301,856
Cost of revenues	(9,683)	(64,855)	(96,322)	(19,092)	(127,878)	(181,305)
GROSS PROFIT	6,729	45,073	75,929	11,371	76,165	120,551
OPERATING EXPENSES
Selling and marketing	(1,121)	(7,511)	(13,422)	(2,576)	(17,253)	(24,422)
General and administrative	(8,413)	(56,349)	(38,412)	(13,443)	(90,043)	(85,357)
Research and development	(463)	(3,101)	(3,757)	(986)	(6,603)	(5,602)
Total operating expenses	(9,997)	(66,961)	(55,591)	(17,005)	(113,899)	(115,381)
OPERATING (LOSS) INCOME	(3,268)	(21,888)	20,338	(5,634)	(37,734)	5,170
OTHER INCOME
Interest income (expense), net	258	1,726	1,948	534	3,574	4,008
Other (expense) income, net	118	793	(240)	163	1,094	(1,180)
Gain on sale of investment available for sale	119	799	474	119	799	1,221
Total other income	347	2,328	3,351	686	4,599	5,577
(LOSS) INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTEREST	(2,921)	(19,560)	23,689	(4,948)	(33,135)	10,747
TOTAL ASSETS	$ 136,438			$ 136,438			¥ 913,867	¥ 970,162
Consolidated
Segment Reporting Information [Line Items]
Net Revenues					204,043	301,856
Cost of revenues					(127,878)	(181,305)
GROSS PROFIT					76,165	120,551
OPERATING EXPENSES
Selling and marketing					(16,362)	(23,261)
General and administrative					(67,562)	(60,502)
Research and development					(3,540)	(2,608)
Unallocated corporate expenses					(26,435)	(29,010)
Total operating expenses					(113,899)	(115,381)
OPERATING (LOSS) INCOME					(37,734)	5,170
OTHER INCOME
Interest income (expense), net					505	1,327
Other (expense) income, net					5,433	(1,475)
Gain from deregistration of subsidiaries					295	1,325
Loss on disposal of subsidiaries					(1,124)
Gain on sale of investment available for sale					799	1,001
Unallocated corporate other income (loss)						3,399
Unallocated corporate other income (loss)					(1,309)
Total other income					4,599	5,577
(LOSS) INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTEREST					(33,135)	10,747
TOTAL ASSETS			1,008,972			1,008,972	913,867
Segment assets
OTHER INCOME
TOTAL ASSETS			801,521			801,521	581,429
Unallocated corporate assets
OTHER INCOME
TOTAL ASSETS			207,451			207,451	332,438
K-12 Schools
Segment Reporting Information [Line Items]
Net Revenues		53,909	104,748		99,950	175,650
Cost of revenues					(51,452)	(97,886)
GROSS PROFIT					48,498	77,764
OPERATING EXPENSES
Selling and marketing						(1,163)
General and administrative					(8,929)	(22,371)
Research and development						(424)
Total operating expenses					(8,929)	(23,958)
OPERATING (LOSS) INCOME					39,569	53,806
OTHER INCOME
Interest income (expense), net					950	725
Other (expense) income, net					(249)	(36)
Gain on sale of investment available for sale					799	1,001
Total other income					1,500	1,690
(LOSS) INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTEREST					41,069	55,496
TOTAL ASSETS			402,185			402,185
K-12 Schools | Consolidated
OTHER INCOME
TOTAL ASSETS							261,560
K-12 Schools | Segment assets
OTHER INCOME
TOTAL ASSETS			402,185			402,185	261,560
CP&CE Programs
Segment Reporting Information [Line Items]
Net Revenues		¥ 56,019	67,503		104,093	126,206
Cost of revenues					(76,426)	(83,419)
GROSS PROFIT					27,667	42,787
OPERATING EXPENSES
Selling and marketing					(16,362)	(22,098)
General and administrative					(58,633)	(38,131)
Research and development					(3,540)	(2,184)
Total operating expenses					(78,535)	(62,413)
OPERATING (LOSS) INCOME					(50,868)	(19,626)
OTHER INCOME
Interest income (expense), net					(445)	602
Other (expense) income, net					5,682	(1,439)
Gain from deregistration of subsidiaries					295	1,325
Loss on disposal of subsidiaries					(1,124)	0
Total other income					4,408	488
(LOSS) INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTEREST					¥ (46,460)	(19,138)
TOTAL ASSETS			399,336			399,336
CP&CE Programs | Consolidated
OTHER INCOME
TOTAL ASSETS							319,869
CP&CE Programs | Segment assets
OTHER INCOME
TOTAL ASSETS			¥ 399,336			¥ 399,336	¥ 319,869